Stock Options, Stock Appreciation Rights and Warrants (Details) - USD ($)		9 Months Ended		12 Months Ended
	Dec. 13, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		3,273,000
Number of Shares, Granted	950,000
Number of Shares, Outstanding		4,724,000		3,273,000
Number of Shares, Exercisable		4,724,000
Weighted Average Exercise Price, Granted	$ 2.55
Stock Options [Member] | 2003 Plan and 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding		4,728,000	3,275,000	3,275,000	2,285,000
Number of Shares, Exercised		(2,000)	(2,000)	(2,000)
Number of Shares, Granted			1,455,000	1,455,000	40,000
Number of Shares, Expired		(2,000)
Number of Shares, Outstanding		4,724,000	4,728,000	4,728,000	3,275,000
Number of Shares, Exercisable		4,724,000	4,728,000	4,728,000	3,265,000
Number of Shares, Granted One					950,000
Weighted Average Exercise Price, Outstanding		$ 1.98	$ 1.97	$ 1.97	$ 1.72
Weighted average exercise price, Exercised		0.85	0.51	0.51
Weighted Average Exercise Price, Granted			2.00	2.00	1.80
Weighted Average Exercise Price, Expired		0.85
Weighted Average Exercise Price, Outstanding		1.98	1.98	1.98	1.97
Weighted Average Exercise Price, Exercisable		$ 1.98	$ 1.98	$ 1.98	1.97
Weighted Average Exercise Price, Granted One					$ 2.55
Weighted Average Remaining Contractual Term, Outstanding (in years)		1 year 4 months 28 days	1 year 2 months 27 days	1 year 2 months 27 days	1 year 5 months 5 days
Weighted Average Remaining Contractual Term, Granted (in years)			2 years 3 months 15 days	2 years 11 days	5 years 22 days
Weighted Average Remaining Contractual Term, Outstanding (in years)		7 months 24 days	1 year 8 months 1 day	1 year 4 months 28 days	1 year 2 months 27 days
Weighted Average Remaining Contractual Term, Exercisable (in years)		7 months 24 days	1 year 8 months 1 day	1 year 4 months 28 days	1 year 2 months 27 days
Weighted Average Remaining Contractual Term, Granted One (in years)					1 year 4 days
Aggregate Intrinsic Value, Outstanding		$ 26,240	$ 1,923,170	$ 1,923,170	$ 1,100
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Outstanding			59,440	26,240	1,923,170
Aggregate Intrinsic Value, Exercisable			$ 59,440	26,240	1,915,670
Aggregate Intrinsic Value, Granted One